Equity - Shares Buy-back (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Shares purchased (in shares)		0	0
Shares purchased				$ 158
Percentage of waiver over the total paid dividends		1.00%
Treasury shares
Shares purchased	[1]			$ 158

[1]	Refer to Note 19.2 for further information.